UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2015 Unaudited

	Shares	Value

Common Stocks—96.7%

Consumer Discretionary—19.3%

Diversified Consumer Services—1.6%
Bright Horizons Family Solutions, Inc.[1]	604,124	$ 34,918,367

Hotels, Restaurants & Leisure—7.6%
Bojangles’, Inc.[1]	78,550	1,874,203

Buffalo Wild Wings, Inc.[1]	147,360	23,089,838

Dave & Buster’s Entertainment, Inc.[1]	366,400	13,223,376

Fiesta Restaurant Group, Inc.[1]	225,730	11,286,500

Jack in the Box, Inc.	324,290	28,589,406

La Quinta Holdings, Inc.[1]	831,060	18,989,721

Papa John’s International, Inc.	287,770	21,758,290

Popeyes Louisiana Kitchen, Inc.[1]	453,700	27,217,463

Wingstop, Inc.[1]	192,960	5,480,064

Zoe’s Kitchen, Inc.[1]	438,220	17,940,727

		169,449,588

Internet & Catalog Retail—1.0%
HSN, Inc.	335,960	23,581,032

Multiline Retail—1.4%
Burlington Stores, Inc.[1]	591,300	30,274,560

Specialty Retail—2.4%
Asbury Automotive Group, Inc.[1]	22,670	2,054,355

DavidsTea, Inc.[1]	58,130	1,249,214

Lithia Motors, Inc., Cl. A	260,030	29,424,995

Michaels Cos., Inc. (The)[1]	770,460	20,733,079

		53,461,643

Textiles, Apparel & Luxury Goods—5.3%
Carter’s, Inc.	259,710	27,607,173

Columbia Sportswear Co.	180,320	10,902,147

G-III Apparel Group Ltd.[1]	598,904	42,132,897

	Shares	Value

Textiles, Apparel & Luxury Goods (Continued)

Skechers U.S.A., Inc., Cl. A1	257,811	$ 28,305,070

Steven Madden Ltd.[1]	194,190	8,307,448

		117,254,735

Consumer Staples—3.1%

Beverages—0.5%
Boston Beer Co., Inc. (The), Cl. A1	46,870	10,873,371

Food & Staples Retailing—0.6%
Diplomat Pharmacy, Inc.[1]	265,410	11,877,098

Food Products—2.0%
Freshpet, Inc.[1]	331,580	6,167,388

Hain Celestial Group, Inc. (The)[1]	424,020	27,925,957

J&J Snack Foods Corp.	100,544	11,127,205

		45,220,550

Energy—2.6%

Energy Equipment & Services—0.6%
Patterson-UTI Energy, Inc.	759,150	14,283,407

Oil, Gas & Consumable Fuels—2.0%
Diamondback Energy, Inc.[1]	332,580	25,069,880

Matador Resources Co.[1]	339,570	8,489,250

PDC Energy, Inc.[1]	206,570	11,080,415

		44,639,545

Financials—7.5%

Capital Markets—0.6%
HFF, Inc., Cl. A	317,548	13,251,278

Commercial Banks—4.5%
Bank of the Ozarks, Inc.	532,390	24,356,842

Pinnacle Financial Partners, Inc.	110,260	5,994,836

PrivateBancorp, Inc.	382,740	15,240,707

Signature Bank[1]	179,479	26,273,931

Western Alliance Bancorp[1]	834,350	28,167,656

		100,033,972

1       OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Financial Services—1.2%
MarketAxess Holdings, Inc.	281,440	$ 26,109,189

Real Estate Management & Development— 0.6%
Marcus & Millichap, Inc.[1]	308,720	14,244,341

Thrifts & Mortgage Finance—0.6%
Essent Group Ltd.[1]	465,520	12,731,972

Health Care—24.1%

Biotechnology—5.2%
Bluebird Bio, Inc.[1]	54,110	9,110,501

Celldex Therapeutics, Inc.[1]	378,530	9,546,527

Cepheid[1]	322,450	19,717,817

Dyax Corp.[1]	204,350	5,415,275

Neurocrine Biosciences, Inc.[1]	270,890	12,937,706

PTC Therapeutics, Inc.[1]	194,110	9,342,514

Receptos, Inc.[1]	63,510	12,070,076

Repligen Corp.[1]	381,210	15,732,537

Ultragenyx Pharmaceutical, Inc.[1]	208,380	21,336,028

		115,208,981

Health Care Equipment & Supplies—6.0%
Cantel Medical Corp.	380,323	20,411,935

Cardiovascular Systems, Inc.[1]	307,200	8,125,440

DexCom, Inc.[1]	561,428	44,903,011

Inogen, Inc.[1]	301,330	13,439,318

K2M Group Holdings, Inc.[1]	542,390	13,028,208

Merit Medical Systems, Inc.[1]	546,520	11,772,041

Spectranetics Corp. (The)[1]	415,810	9,567,788

West Pharmaceutical Services, Inc.	225,335	13,087,457

		134,335,198

Health Care Providers & Services—9.0%
Acadia Healthcare Co., Inc.[1]	566,407	44,366,661

Centene Corp.[1]	421,870	33,918,348

	Shares	Value

Health Care Providers & Services (Continued)

ExamWorks Group, Inc.[1]	456,470	$ 17,847,977

HealthEquity, Inc.[1]	431,800	13,839,190

LifePoint Health, Inc.[1]	218,576	19,005,183

Team Health Holdings, Inc.[1]	574,360	37,522,939

TELADOC, Inc.[1]	156,580	2,975,020

VCA, Inc.[1]	562,460	30,600,636

		200,075,954

Health Care Technology—1.6%
Omnicell, Inc.[1]	462,703	17,448,530

Press Ganey Holdings, Inc.[1]	154,800	4,438,116

Veeva Systems, Inc., Cl. A1	444,303	12,453,813

		34,340,459

Life Sciences Tools & Services—1.0%
ICON plc[1]	238,680	16,063,164

INC Research Holdings, Inc., Cl. A1	166,330	6,673,160

		22,736,324

Pharmaceuticals—1.3%
Akorn, Inc.[1]	260,994	11,394,998

Depomed, Inc.[1]	364,280	7,817,449

Tetraphase Pharmaceuticals, Inc.[1]	191,890	9,103,261

		28,315,708

Industrials—11.9%

Aerospace & Defense—0.7%
Curtiss-Wright Corp.	208,790	15,124,748

Air Freight & Couriers—0.8%
XPO Logistics, Inc.[1]	425,760	19,235,837

Airlines—1.0%
Allegiant Travel Co., Cl. A	126,195	22,447,567

Building Products—4.9%
A.O. Smith Corp.	636,860	45,841,183

Apogee Enterprises, Inc.	299,090	15,744,097

Continental Building Products, Inc.[1]	494,640	10,481,422

2       OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Building Products (Continued)

Lennox International, Inc.	207,970	$22,396,289

Masonite International Corp.[1]	204,960	14,369,746

		108,832,737

Commercial Services & Supplies—1.1%
Mobile Mini, Inc.	595,660	25,041,546

Machinery—3.2%
Middleby Corp. (The)[1]	401,240	45,031,165

Wabtec Corp.	270,388	25,481,365

		70,512,530

Professional Services—0.2%
TransUnion[1]	172,530	4,330,503

Information Technology—26.4%

Electronic Equipment, Instruments, & Components—1.6%
Cognex Corp.	415,230	19,972,563

Fitbit, Inc., Cl. A1	39,840	1,523,083

IPG Photonics Corp.[1]	180,490	15,373,236

		36,868,882

Internet Software & Services—3.5%
comScore, Inc.[1]	161,250	8,588,175

CoStar Group, Inc.[1]	215,310	43,333,290

Demandware, Inc.[1]	203,270	14,448,432

Shutterstock, Inc.[1]	195,130	11,442,423

		77,812,320

Semiconductors & Semiconductor Equipment— 5.7%
Ambarella, Inc.[1]	206,000	21,154,140

Cavium, Inc.[1]	556,830	38,315,472

M/A-COM Technology Solutions Holdings, Inc.[1]	358,420	13,709,565

Microsemi Corp.[1]	324,920	11,355,954

Monolithic Power Systems, Inc.	841,650	42,680,072

		127,215,203

Software—15.6%
CyberArk Software Ltd.[1]	143,250	8,998,965

Ellie Mae, Inc.[1]	200,891	14,020,183

	Shares	Value

Software (Continued)

Globant SA1	74,091	$ 2,254,589

Guidewire Software, Inc.[1]	610,722	32,325,515

HubSpot, Inc.[1]	485,753	24,083,634

Manhattan Associates, Inc.[1]	279,040	16,644,736

Paylocity Holding Corp.[1]	717,190	25,711,262

Proofpoint, Inc.[1]	710,071	45,210,221

ServiceNow, Inc.[1]	372,540	27,683,447

Tableau Software, Inc., Cl. A1	347,290	40,042,537

Tyler Technologies, Inc.[1]	349,850	45,263,593

Ultimate Software Group, Inc. (The)[1]	265,762	43,675,327

Verint Systems, Inc.[1]	330,300	20,064,073

		345,978,082

Materials—1.8%

Construction Materials—1.1%
Caesarstone Sdot-Yam Ltd.	207,640	14,231,646

Headwaters, Inc.[1]	487,460	8,881,521

		23,113,167

Containers & Packaging—0.7%
Berry Plastics Group, Inc.[1]	502,160	16,269,984

Total Common Stocks (Cost $1,492,122,024)		2,150,000,378

Investment Company—3.6%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[2,3] (Cost $80,969,855)	80,969,855	80,969,855

Total Investments, at Value (Cost $1,573,091,879)	100.3%	2,230,970,233

Net Other Assets (Liabilities)	(0.3)	(7,272,148)

Net Assets	100.0%	$ 2,223,698,085

3       OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield as of June 30, 2015.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended June 30, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2014	Gross Additions	Gross Reductions	Shares June 30, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	72,774,930	653,907,204	645,712,279	80,969,855

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$80,969,855	$44,008

4       OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2015 Unaudited

1. Organization

Oppenheimer Discovery Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Security Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded,

5       OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and

6       OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2015 based on valuation input level:

7       OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$428,939,925	$—	$—	$428,939,925
Consumer Staples	67,971,019	—	—	67,971,019
Energy	58,922,952	—	—	58,922,952
Financials	166,370,752	—	—	166,370,752
Health Care	535,012,624	—	—	535,012,624
Industrials	265,525,468	—	—	265,525,468
Information Technology	587,874,487	—	—	587,874,487
Materials	39,383,151	—	—	39,383,151
Investment Company	80,969,855	—	—	80,969,855

Total Assets	$2,230,970,233	$—	$—	$2,230,970,233

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

8       OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,580,461,326

Gross unrealized appreciation	$659,803,149
Gross unrealized depreciation	(9,294,242)

Net unrealized appreciation	$650,508,907

9       OPPENHEIMER DISCOVERY FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 8/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 8/10/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 8/10/2015